DRYDEN HIGH YIELD FUND, INC.

GATEWAY CENTER THREE, 4TH FLOOR

100 MULBERRY STREET

NEWARK, NJ 07109

January 30, 2009

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:                              Dryden High Yield Fund, Inc.
Registration Statement on Form N-14 (File No. 811- 02896)

Commissioners:

On behalf of Dryden High Yield Fund, Inc. (the “Fund”), a Maryland corporation, we are hereby filing the Fund’s initial Registration Statement on Form N-14 (the “Registration Statement”) in connection with the special meetings (the “Meetings”) of shareholders of High Yield Income Fund, Inc. (“HYI”) and High Yield Plus Fund, Inc. (“HYP” and together with HYI, the “Merging Funds”).  The Fund is an open-end mutual fund and the Merging Funds are closed-end mutual funds.  These materials include the notice of the Meetings, the joint proxy statement and prospectus, and the form of proxy cards for each if HYI and HYP.  At each Meeting, shareholders of the applicable Merging Fund will be asked to vote to approve or disapprove separate acquisitions by the Fund of HYI and HYP, as applicable (the “Reorganizations”).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to the following registration statements on Form N-14 that have been recently declared effective by the staff, including a N-14 registration statements filed by the Fund:

•                  The Dryden High Yield Fund, Inc., the Fund, effective on September 13, 2006 (File No. 333-136399) (the “Prior Fund Filing”);

•                  Jennison Mid-Cap Growth Fund, Inc., effective on January 8, 200 (File No. 333-11785); effective on June 5, 2007 (File No. 333-142560); effective on October 27, 2006 (File No. 333-136899) and Jennison Mid-Cap Growth Fund, Inc., effective on March 9, 2006 (File No. 333-131461); and

•                  Jennison Sector Funds, Inc., effective on June 24, 2005 (File No. 333-125346) (File No. 333-125346) (together with the filings listed in the immediately preceding bullet, the “Prior Filings”).

The Registration Statement disclosure is substantially similar to the Prior Filings (except as such disclosure related to the specific differences of a closed-end fund as compared to an-open end fund) with respect to the followings sections of the Registration Statement:

•                  Notice of the Special Meetings,

•                  Summary,

•                  Fees and Expenses (except with respect to specific numbers),

•                  Reasons For the Reorganization (except with respect to specific number),

•                  Information About the Reorganizations,

•                  Voting Information,

•                  Additional Information,

•                  Miscellaneous,

•                  Shareholder Proposals, and

•                  Plan of Reorganization.

The Registration Statement disclosure is substantially similar to the Prior Filings with respect to the followings sections of the Registration Statement:

•                  Comparison of Important Features (as such disclosure relates to the Dryden Fund).

Due to the similarities in the Registration Statement and the above-referenced filings, we request “no review” or “limited review” by the staff.

It is proposed that the filing become effective on March 2, 2009 pursuant to Rule 488 under the Securities Act of 1933, as amended.  Therefore, we would appreciate receiving the staff’s comments on or about February 24, 2009.

We would appreciate receiving the staff’s comments at your earliest convenience.  Please do not hesitate to contact the undersigned at (973) 802-5032 if you have questions or comments or if you require further information.

Very truly yours,
/s/ Claudia DiGiacomo
Claudia DiGiacomo